SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of presentation

(a)Basis of presentation

The consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

Going concern

(b)Going Concern

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The realization of assets and the satisfaction of liabilities in the normal course of business are dependent on, among other things, the Company’s ability to generate cash flows from operations, and the Company’s ability to arrange adequate financing arrangements, including the support from its parent to support its working capital requirements.

The Company has experienced recurring losses from operations. As of December 31, 2019, the Company had an accumulated deficit of $192,189. For the year ended December 31, 2019, the Company generated negative cash flows from operating activities of $4,745. As of June 30, 2020, short term debt of $718 was in default and not repaid.

The above factors raise substantial doubt about the Company’s ability to continue as a going concern for the next 12 months from the date the financial statements being issued. The Company has reduced its employees by 45% as of June 30, 2020 compare to December 31, 2019 to cut costs. The Company has also been negotiating with the debtors to extend its short-term debt. The Company also intends to obtain additional equity or debt financing arrangements, however, the availability and amount of such funding are not certain. Additionally, the potential worsening global economic conditions and the recent disruptions to, and volatility in, financial markets in the United States and worldwide resulting from the ongoing COVID-19 pandemic may adversely impact the Company’s ability to raise the financing. If cash resources are insufficient to satisfy the Company’s ongoing cash requirements, the Company will need to further scale back its operations. The financial statements included herein do not include any adjustments that might be necessary should the Company be unable to continue as a going concern. If the going concern basis were not appropriate for these financial statements, adjustments would be necessary for the carrying value of assets and liabilities, the reported expenses and the balance sheet classifications used.

Principles of consolidation

(c)Principles of consolidation

The consolidated financial statements of the Company include the financial statements of Kaixin Auto Holdings, its subsidiaries, its VIEs and VIEs’ subsidiaries. All inter-company transactions and balances are eliminated upon consolidation.

Business combinations

(d)Business combinations

Business combinations are recorded using the acquisition method of accounting. The Company uses a screen to evaluate whether a transaction should be accounted for as an acquisition and/or disposal of a business versus assets. In order for a purchase to be considered an acquisition of a business, and receive business combination accounting treatment, the set of transferred assets and activities must include, at a minimum, an input and a substantive process that together significantly contribute to the ability to create outputs. If substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or a group of similar identifiable assets, then the set of transferred assets and activities is not a business. The adoption of this standard requires future purchases to be evaluated under the new framework.

The purchase price of business acquisition is allocated to the tangible assets, liabilities, identifiable intangible assets acquired and noncontrolling interest, if any, based on their estimated fair values as of the acquisition date. The excess of the purchase price over those fair values is recorded as goodwill. Acquisition-related expenses and restructuring costs are expensed as incurred.

Where the consideration in an acquisition includes contingent consideration and the payment of which depends on the achievement of certain specified conditions post-acquisition, the contingent consideration is recognized and measured at its fair value at the acquisition date and if recorded as a liability, it is subsequently carried at fair value with changes in fair value reflected in earnings.

Use of estimates

(e)Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and the reported amounts of revenues and expenses in the financial statements and accompanying notes. Significant accounting estimates reflected in the Company’s consolidated financial statements include, but are not limited to, allowance for financing receivable, deferred tax valuation allowance, income taxes, value-added taxes, impairment of goodwill, allocation of expenses, share-based compensation expense, the beneficial conversion feature of convertible loans, the purchase price allocation associated with business combinations and the fair value of contingent consideration related to business acquisitions.

Cash and restricted cash

(f)Cash and  restricted cash

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company did not have any cash equivalents as of December 31, 2018 and 2019.

Restricted cash consisted of cash deposits used to secure short-term debt borrowings of the Company, which was expected to be released in accordance with the debt agreement. The restriction of restricted cash as of December 31, 2018 lapsed when the related short-term debt agreement was paid off in 2019.

Fair value

(g)Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at   the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

•	Level 1 — inputs are based upon unadjusted quoted prices for identical assets or liabilities traded in active markets.
•

Level 2 — inputs are based upon quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active and model-based valuation techniques for which all significant assumptions are observable in the market or  can be corroborated by observable market data for substantially the full term of the assets or liabilities.

•

Level 3 — inputs are generally unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability. The fair values are therefore determined using model-based techniques that include option pricing models, discounted cash flow models, and similar techniques.

Financing receivable

(h)Financing receivable

Financing receivable represents receivables mostly derived from the used car financing business. Financing receivable is recorded at amortized cost, reduced by a valuation allowance estimated as of the balance sheet date. The amortized cost of a financing receivable is equal to the unpaid principal balance, plus net deferred origination costs. Net deferred origination costs are comprised of certain direct origination costs, net of origination fees received. Origination fees include fees charged to the individuals or companies that increase the financing’s effective yield. Direct origination costs in excess of origination fees received are included in the financing receivable and amortized over the financing term using the effective interest method. Financing origination costs are limited to direct costs attributable to originating the financing, including commissions and personnel costs directly related to the time spent by those individuals performing activities related to the origination.

Allowance for financing receivable

An allowance for financing receivable is established through periodic charges to the provision for financing receivable losses when the Company believes that the future collection of principal is unlikely. Subsequent recoveries, if any,  are recorded as credits against the allowance. The Company evaluates the creditworthiness of its portfolio based on a pooled basis due to the composition of homogeneous financing with similar size and general credit risk characteristics for similar financing businesses. The Company considers the credit worthiness of the individuals and the companies receiving financing, aging of   the outstanding financing receivable and other specific circumstances related to the financing when determining the allowance for financing receivable. The allowance is subjective as it requires material estimates including such factors as known and inherent risks in the financing portfolio, adverse situation that may affect the ability of the individuals and the companies receiving financing to repay and current economic conditions. Recovery of the carrying value of financing receivable is dependent to a great extent on conditions that are beyond the Company’s control. The Company recorded provision for all the remaining financing receivables of $2,158 in 2019.

Nonaccrual financing receivable

Financing income is calculated based on the contractual rate of the financing and recorded as financing income over the life of the financing using the effective interest method. Financing receivables are placed on non-accrual status when reasonable doubt exists as to the full, timely collection of the financing receivable, which happens typically upon reaching 90 days past due. When a financing receivable is placed on non-accrual status, the Company stops accruing financing income. Financing receivable is returned to accrual status if the related individual or company has performed in accordance with the contractual terms    for a reasonable period of time and, in the Company’s judgment, will continue to make period principal and financing income payments as scheduled. The  Company writes off its nonaccrual financing receivable by considering factors including death of the borrower and its inability to reach the borrower.

Transfer of financial instruments

Transfer of financial instruments

Sales and transfers of financial instruments are accounted for under authoritative guidance for the transfers and servicing of financial assets and extinguishment of liabilities.

Through the peer-to-peer platforms, the Company identifies individual investors and transfers creditors’ rights originated from the aforementioned financing services to the individual investors. The Company further offers different investment periods to investors with various annual interest rates while those credit rights are held by the investors. The term of the sales require the Company to repurchase those creditors’ rights from investors prior to or upon the maturity of the investment period. The peer-to-peer lending services were terminated in May 2018. There was no payable to investors as of December 31, 2018 and 2019.

Inventory

(i)Inventory

Inventory consists of the purchased used and new automobiles. Inventory is stated at the lower of cost or net realizable value. Inventory cost is determined by specific identification. Net realizable value is the estimated selling price less costs to complete, dispose and transport the vehicles. Selling prices are derived from historical data and trends, such as sales price and inventory turn times of similar vehicles, as well as independent, market resources. Each reporting period the Company recognizes any necessary adjustments to reduce the cost of vehicle inventory to its net realizable value through cost of sales in the accompanying consolidated statements of operations.

On a quarterly basis, the management examines an inventory report. The vehicle is considered slow moving if it has not been sold within a 90 days period since procurement. In  estimating the level of inventory write-downs for slow moving vehicles, the Company considers historical data and forecasted customer demand, such as sales   price and inventory turn times of similar vehicles with similar mileage and condition, as well as independent, market information. This valuation process  requires management to make judgments, based on currently available information, and assumptions about future demand and market conditions, which are inherently uncertain. To the extent that there are significant changes to estimated vehicle selling prices or decreases in demand for used vehicles, there could be significant adjustments to reflect inventory at net realizable value. In addition, the Company writes down inventories to zero if they are lost or detained by noncontrolling shareholders with disagreements.

Property and equipment, net

(j)Property and equipment, net

Property and equipment, net is carried at cost less accumulated depreciation. Depreciation is calculated on a straight-line basis over the following  estimated useful lives:

Computer equipment and application software	2 - 3 years
Furniture and vehicles	5 years

Goodwill

(k)Goodwill

Goodwill represents the excess of the purchase price over the fair value of identifiable net assets acquired in business combinations.

In January 2017, the Financial Accounting Standards Board ("FASB") issued ASU 2017-04, "Intangibles-Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment" ("ASU 2017-04"), which eliminates Step 2 from the goodwill impairment test. A public business entity that is a U.S. Securities and Exchange Commission (SEC) filer should adopt the amendments in this ASU 2017-04 for its annual or any interim goodwill impairment tests in fiscal years beginning after December 15, 2019. Early adoption is permitted for goodwill impairment tests performed on testing dates after January 1, 2017. On January 1, 2019, the Company elected to early adopt ASU 2017-04, and prospectively applied the guidance to the annual impairment test.

Goodwill is not amortized, but tested annually for impairment on a qualitative or quantitative basis for the reporting unit as of December 31, or more frequently when events or circumstances indicate an impairment may exist at the reporting unit level. In the qualitative assessment, the Company considers primary factors such as industry and market considerations, the overall financial performance of the reporting unit, and other specific information related to the operations. When performing the annual impairment test, the Company has the option of first performing a qualitative assessment to determine the existence of events and circumstances that would lead to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If such a conclusion is reached, the Company would then be required to perform a quantitative impairment assessment of goodwill. However, if the assessment leads to a determination that it is more likely than not that the fair value of a reporting unit is greater than its carrying amount, then no further assessments are required. A quantitative assessment for the determination of impairment is made by comparing the carrying amount of the reporting unit with its fair value, which is generally calculated using the discounted cash flow method.

Application of the goodwill impairment test requires judgment, including the identification of reporting units, assignment of assets and liabilities to reporting units, assignment of goodwill to reporting units, and determination of the fair value of each reporting unit identified. The Company engages in the used car business which consists of one reporting unit. The fair value of the reporting unit is estimated using the discounted cash flow method. The discounted cash flow analysis requires judgments, including estimation of future cash flows, which is dependent on internal forecasts, and assumptions that are consistent with the plans and estimates being used to manage the Company’s business, estimation of the long-term rate of growth for the Company’s business and determination of the Company’s weighted average cost of capital. The estimates used to calculate the fair value of a reporting unit change from year to year based on operating results and market conditions. Changes in these estimates and assumptions could materially affect the determination of fair value and goodwill impairment for the reporting unit.

Prior to the adoption of ASU 2017-04, in performing the two-step quantitative impairment test, the first step compares the fair values of each reporting unit to its carrying amount, including goodwill. If the fair value of a reporting unit exceeds its carrying amount, goodwill is not considered impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of the affected reporting unit’s goodwill to the carrying value of that goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. This allocation process is only performed for purposes of evaluating goodwill impairment and does not result in an entry to adjust the value of any assets or liabilities. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill. In estimating the fair value of the reporting unit that the Company estimates the future cash flows, the Company has taken into consideration the overall and industry economic conditions and trends, market risk of the Company and historical information. ASU 2017-04 eliminates the second step of the impairment analysis. Accordingly, if the first step of a quantitative goodwill impairment analysis performed after the adoption of ASU 2017-04 indicates that the fair value of a reporting unit is less than its carrying value, the goodwill of that reporting unit would be impaired to the extent of that difference.

The Company did not record impairment charges of goodwill for the years ended December 31, 2017 and 2018. For the year ended December 31, 2019, in performing a qualitative goodwill impairment analysis, the Company concludes that it is more likely than not that the fair value of a reporting unit is less than its carrying amount and performed the quantitative test. The Company recorded an impairment of the goodwill amounted to USD74,091 for the year ended December 31, 2019.

Revenue recognition

(l)Revenue recognition

The Company recognizes revenue when control of the good or service has been transferred to the customer generally upon delivery to a customer. The contracts have a fixed contract price and revenue is measured as the amount of consideration the Company expects to receive in exchange for transferring goods or providing services. The Company’s revenues are presented net of value-added tax collected on behalf of governments. The Company records sales commissions as expenses when incurred because the amortization period would have been less than one year. These costs are recorded within selling expenses. The Company does not have any significant financing payment terms as payment is received at or shortly after the point of sale.

The Company adopted the Accounting Standards Codification (“ASC”) 606, Revenue from Contracts with Customers (“ASC 606”) on January 1, 2018 using the modified retrospective method. ASC 606 prescribes a five-step model to recognize revenue. Based on the manner in which the Company historically recognized revenue, the adoption of ASC 606 did not have a material impact on the amount or timing of its revenue recognition and the Company recorded no cumulative effect adjustment upon adoption. Additionally, the Company concluded that revenue generated from used car financing services is excluded from the scope of the new revenue standard as it represents revenue within the scope of ASC 310, Receivables, which is explicitly excluded from the scope of ASC 606.

Disaggregation of Revenue

Automobile sales related to used car and new car sales. Financing income related to revenue generated from its used car financing services. Other revenue mainly included revenue generated from agency fees in connection with arrangements with third-party dealers, whereas the Company facilitates sales of their cars, and commissions received by the Company from insurance companies and other financial institutions.

	Years ended December 31,
	2017	2018	2019
Automobile sales	$88,227	$420,005	$332,634
Used car financing income	26,426	2,317	—
Others	1,933	9,082	2,063
Total	$116,586	$431,404	$334,697

Automobile sales

The Company purchases automobiles from unrelated individuals, third party dealerships or manufacturers and suppliers and sells them directly to its customers through its local dealer shops. The prices of used vehicles are set forth in the customer contracts, which are agreed prior to delivery. The Company satisfies its performance obligation for used vehicle sales upon delivery whereby customers pick up the vehicles from the dealer shops.  The Company recognizes revenue at the agreed-upon purchase price stated in the contract. When cash is received from customers prior to delivery of the vehicle, the Company records such cash as advance from customers (a contract liability) in its consolidated balance sheet, which is immaterial as of December 31, 2018. All the advance from customers as of January 1, 2019 were subsequently recognized as revenue during the year ended December 31, 2019.

Used  car financing

The Company generates revenue from its financing services business primarily through financing provided to third party used car dealers. Specifically, the Company provides short-term financing services to third party used car dealers to fund the car dealers’ cash needs for used car purchasing. The financing   period is no more than six months and is secured by a pledge of the dealers’ used car with total value exceeding the principal of the financing. The Company  charges a one-time upfront service fee as well as financing income on a monthly basis. The Company records financing income and service fees related to those services over the life of the underlying financing using the effective interest method on the unpaid principal amounts. The service fees collected upfront, netting  the direct origination costs of the financing, are deferred and recognized as financing income as an adjustment to the yield on a straight line basis over the life of   the used car financing. The Company has ceased granting new loans for the used car financing since January 2018.

Other revenue

The Company’s other revenues mainly include revenue generated from agency fees in connection with arrangement with third party dealers, whereas the company facilitates sales of their cars. The Company does not control the ownership of the automobiles, but rather is acting as an agent for the third party dealers. Revenue is recognized for the net amount of commission the Company is entitled to retain in exchange for the agency service. Other revenues also   include commissions received by the Company from insurance companies and other financial institutions for its facilitation services provided to assist customers in obtaining related insurance and financing for their automobile purchases.

Value added taxes

(l)Value added taxes

Value-added tax (“VAT”) is reported as a deduction to revenue when incurred and amounted to $7,831,  $10,757 and $1,899 for the years ended December 31, 2017, 2018 and 2019, respectively. Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. Net VAT balance between input VAT and output VAT is recorded in accrued expense and other current liabilities on the consolidated balance sheet.

In 2018, the Company entered into a series of ancillary agreements to facilitate its sale of used cars for value-added tax optimization purposes. Under these ancillary agreements, when the Company sources a used car, the legal ownership of the car is transferred to Shanghai Jieying and Shanghai Financial’s executives, and the registration is normally under the name of one of the dealership’s employees. The Company viewed itself as a service provider in the used car transactions, and therefore is only subject to value-added tax on the difference between the original purchase price and the retail price of the used cars.

Income taxes

(m)Income taxes

Current income taxes are provided for in accordance with the laws of the relevant tax authorities.

Deferred income taxes are recognized when temporary differences exist between the tax basis of assets and liabilities and their reported amounts in the financial statements. Net operating loss carryforwards and credits are applied using enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more-likely-than-not that a portion of or all of the deferred tax assets will not be realized. Deferred tax assets and liabilities are presented as non-current in its consolidated balance sheet as of December 31, 2018 and 2019.

The impact of an uncertain income tax position on the income tax return is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest   and penalties on income taxes will be classified as a component of the provisions for income taxes. The Company did not recognize any income tax due to  uncertain tax position or incur any interest and penalties related to potential underpaid income tax expenses for the years ended December 31, 2017, 2018 and   2019, respectively.

Research and development expenses

(n)Research and development expenses

Research and development expenses are primarily incurred for the development of new services, features and products for the Company’s financing business, used automotive business as well as the further improvement of the Company’s technology infrastructure to support these businesses. The Company has expensed all research and development costs when incurred.

Financial instruments

(o)Financial instruments

Financial instruments include cash, restricted cash, accounts receivable, financing receivable, amounts due to related parties, accounts payable, short-term debt and lease liabilities. Refer to Note 15 for further details.

Foreign currency translation adjustments

(p)Foreign currency translation adjustments

The functional and reporting currency of the Company and its subsidiaries in Hong Kong is the United States dollar (“US dollar”). The financial records of the Company’s subsidiaries and VIEs located in the PRC are maintained in their local currency, which is the Renminbi (“RMB”), which is also the functional currency of the PRC

Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than the functional currency during the year are converted into the functional currency at the applicable rates of exchange prevailing when the transactions occurred. Transaction gains and losses are recognized in the statements of operations.

The Company’s entities with the functional currency of RMB, translate their operating results and financial positions into the US dollar, the Company’s reporting currency. Assets and liabilities are translated using the exchange rates in effect on the balance sheet date. Equity amounts are translated at historical exchange rates. Revenues, expenses, gains and losses are translated using the average rates for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as accumulated other comprehensive income (loss), which is a component of total equity (deficit).

Comprehensive loss	(q)Comprehensive loss Comprehensive loss includes net loss and foreign currency translation adjustments and is reported in the consolidated statements of comprehensive loss
Share-based Compensation

(r)Share-based Compensation

Share-based compensation expense arises from the Company’s share-based awards granted to its employees. The Company also recorded allocated share-based compensation expenses of Renren’s share-based awards granted to certain members of Renren’s management who, to some extent, provide services to the Company.

In determining the fair value of share options granted, a binomial option pricing model is applied. In determining the fair value of restricted shares granted, the fair value of the underlying shares on the grant date is applied.

Share-based compensation expense for share options and restricted shares granted is recognized on a straight-line method over the requisite service period. The Company elected to not estimate the forfeiture rate, but to account for the forfeiture when forfeitures occur.

A change in any of the terms or conditions of share awards is accounted for as a modification. The Company calculates the incremental compensation cost of modification as the excess of the fair value of the modified awards over the fair value of the original awards immediately before its terms are modified, measured based on the share price and other pertinent factors at the modification date. The Company recognizes, over the remaining requisite service period of the modified awards, the sum of the incremental compensation cost and the remaining unrecognized compensation cost, if any, for the original award on the modification date.

Leases

(s)Leases

The Company leases premises for offices under non-cancellable operating leases. Prior to January 1, 2019, payments made under the operating lease were charged to the consolidated statements of operations on a straight-line basis over the term of underlying lease.  Leases with escalated rent provisions are recognized on a straight-line basis commencing with the beginning of the lease term. There are no capital improvement funding, lease concessions or contingent rent in the lease agreements. The Company has no legal or contractual asset retirement obligations at the end of the lease term.

The Company early adopted Accounting Standards Codification Topic 842, Leases (“ASC 842”) as of January 1, 2019, using a modified retrospective method for leases that exist at, or are entered into after, January 1, 2019, and has not recast the comparative periods presented in the consolidated financial statements. The adoption of ASC 842 requires the recognition of right-of-use assets and lease liabilities on the balance sheet for both operating and finance leases. The Company elected the package of practical expedients that not to reassess: (1) whether any expired or existing contracts are or contain leases, (2) lease classification for any expired or existing leases, and (3) initial direct costs for any expired or existing leases. The Company also elected the hindsight practical expedient to determine the reasonably certain lease term for existing leases. Upon the adoption of ASC842, the Company recognized the right-of-use assets and lease liabilities of approximately US$5,141 and US$3,735, respectively, as of January 1, 2019.

The Company used its estimated incremental borrowing rate based on information available at the date of adoption in calculating the present value of its existing lease payments. The following table summarizes the effect on the consolidated balance sheet as a result of adopting ASC 842.

	As of December 31,		As of January 1,
	2018	Effect of Adoption	2019
Right-of-use assets	$—	$5,141	$5,141
Lease liabilities - current	—	(1,760)	(1,760)
Lease liabilities - non-current	—	(1,975)	(1,975)
Prepaid expenses and other current assets	38,714	(1,422)	37,292
Accrued expenses and other current liabilities	(10,644)	16	(10,628)

Upon adoption of ASC 842, the lease liabilities are recognized upon lease commencement for operating leases based on the present value of lease payments over the lease term. The right-of-use assets are initially measured at cost, which comprises the initial amount of the lease liability adjusted for lease payments made at or before the lease commencement date, plus any initial direct costs incurred less any lease incentives received. As the rate implicit in the lease cannot be readily determined, the incremental borrowing rate at the lease commencement date is used in determining the imputed interest and present value of lease payments. The incremental borrowing rate was determined using a portfolio approach based on the rate of interest that the Company would have to borrow an amount equal to the lease payments on a collateralized basis over a similar term. The Company recognizes the single lease cost on a straight-line basis over the remaining lease term for operating leases.

The Company has elected not to recognize right-of-use assets or lease liabilities for leases with an initial term of 12 months or less; expenses for these leases are recognized on a straight-line basis over the lease term.

Contingencies

(t)Contingencies

In the normal course of business, the Company is subject to loss contingencies, such as legal proceedings and claims arising out of its business, that cover a wide range of matters, including, among others, government investigations, shareholder lawsuits, and non-income tax matters. An accrual for a loss contingency is recognized when it is probable that a liability has been incurred and the amount of loss can be reasonably estimated. If a potential material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material, is disclosed.

Earnings (loss) per share

(u)Earnings (loss) per share

The Company computes earnings (loss) per ordinary shares in accordance with ASC 260, Earnings Per Share (“ASC 260”). Under the provisions of ASC 260, basic net income (loss) per share is computed using the weighted average number of ordinary shares outstanding during the period except that it does not include unvested ordinary shares subject to repurchase or cancellation. Diluted net income per share is computed using the weighted average number of ordinary shares and, if dilutive, potential ordinary shares outstanding during the period. Potentially dilutive securities have been excluded from the computation of diluted net income per share if their inclusion is anti-dilutive. Potential ordinary shares consist of the incremental ordinary shares issuable upon the exercise of stock options, warrants, and unvested restricted shares. The dilutive effect of outstanding stock options, warrants, and restricted shares is reflected in diluted earnings per share by application of the treasury stock method and the if-converted method, respectively.  Contingently issuable shares were not included in the computation of diluted shares outstanding if they were not issuable should the end of the reporting period have been the end of the contingency period.

The Company uses income (loss) from continuing operations as the control number in determining whether potential ordinary shares are dilutive or antidilutive. That is, the same number of potential ordinary shares used in computing the diluted per-share amount for income from continuing operations shall be used in computing all other reported diluted per-share amounts even if those amounts will be antidilutive to their respective basic per-share amounts.